Income taxes - Components of income taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Income Taxes [Abstract]
Current year	$ 1,642	$ 1,218
Adjustment for prior years	391	12
Current tax expense	2,033	1,230
Origination and reversal of temporary differences	332	2,976
Change in unrecognized losses and deductible temporary differences	(15,432)	(7,229)
Deferred tax expense	(15,100)	(4,253)
Income tax (recovery) expense	$ (13,067)	$ (3,023)